Label	Element	Value
Roundhill Video Games ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Roundhill Video Games ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Supplement dated July 25, 2022
to the
Roundhill BITKRAFT Esports & Digital Entertainment ETF
Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”),
each dated April 30, 2022

The Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”) has approved a change in the Index the Roundhill BITKRAFT Esports & Digital Entertainment ETF (the “Fund”), a series of the Trust, seeks to track. In connection with the change in the Fund’s Index, the Board also approved several other related changes, each of which is described below. These changes are expected to become effective on September 23, 2022, or such later date as deemed appropriate by the officers of the Trust (the “Effective Date”).
I.    Fund Name Change
On the Effective Date, the name of the Fund will be changed as set forth below and all references to the Current Fund Name in the Fund’s Prospectuses and SAI will be replaced with the New Fund Name. The Fund’s ticker symbol will not change as a result of the Fund’s name change and will remain “NERD.”

Current Fund Name	New Fund Name
Roundhill BITKRAFT Esports & Digital Entertainment ETF	Roundhill Video Games ETF
II.    Index Change
On the Effective Date, the Fund’s Index will be changed as set forth below and all references to the Current Index in the Fund’s Prospectuses and SAI will be replaced with the New Index.

Current Index	New Index
Roundhill BITKRAFT Esports Index	Nasdaq CTA Global Video Games Software IndexTM

Objective [Heading]	rr_ObjectiveHeading	III. Investment Objective ChangeOn the Effective Date, the Fund’s current investment objective, as stated under the heading “Fund Summary – Investment Objective” in the Fund’s Prospectuses, will be replaced in its entirety with the investment objective below.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment ObjectiveThe Roundhill Video Games ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Nasdaq CTA Global Video Games Software IndexTM (the “Index”).
Strategy [Heading]	rr_StrategyHeading	IV. Principal Investment Strategies ChangesOn the Effective Date, the Fund’s current principal investment strategies, as described under the heading “Fund Summary - Principal Investment Strategies” in the Fund’s Prospectuses, will be replaced in its entirety with the description below, which describes the Fund’s new Index.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principal Investment Strategies
The Fund uses a “passive management” (or indexing) approach to seek to track the total return performance, before fees and expenses, of the Index.
Nasdaq CTA Global Video Games Software IndexTM
The Index, which was developed and is maintained by both Nasdaq and the Consumer Technology Association (“CTA”), is a modified theme-adjusted free float market capitalization index designed to track the performance of the common stock (or corresponding depositary receipts) of exchange-listed companies engaged in video game publishing and/or video game development (the “Video Games Industry”). The companies are selected for inclusion in the Index based on a classification scheme developed by CTA. Specifically, the companies are selected for the Index based on (1) their classification within the Developer/Publisher Sector developed by the CTA, which includes companies that design and execute the creation of video games (game developer companies) and companies that finance the development and distribution of video games (game publisher companies), and (2) the fact that they derive at least 50% of their revenue (at least 40% for companies already included in the Index) from such activities. Such companies also must not be classified by CTA as a Social Casino Gaming company. The Index generally is expected to consist of more than 25 companies. The number of constituents may change depending on the number of companies available for investment that meet the Index criteria.
To be eligible for inclusion in the Index, a company must have a market capitalization of at least $500 million ($300 million at the time of reconstitution for companies already included in the Index) and a three-month average daily traded value of at least $1 million ($500,000 at the time of reconstitution for companies already included in the Index). In addition, at least 20% of a company’s total shares outstanding must be publicly available for trading. Companies domiciled in Russia or China currently are not eligible for inclusion in the Index. Once a company is determined to be eligible for inclusion in the Index, a theme-weighted free float market value is calculated for the company by multiplying the company’s market capitalization by its level of free float and the percentage of its revenue from the Video Games Industry. This value is then divided by the aggregate theme-adjusted free float market value for all Index components to arrive at the company’s initial weight in the Index. Each company’s initial weight may be further adjusted to ensure that companies with a weight greater than 5% do not have an aggregate weight greater than 40% of the Index and that no company with a lesser theme-adjusted free float market value has an Index weight greater than a company with a greater theme-adjusted free float market value.
The Index is reconstituted semi-annually in March and September of each year, with “extraordinary additions” made monthly in all other months. Extraordinary additions will be made only for companies that meet the criteria described above, as well as five additional eligibility criteria, including that the company commenced trading on or after the most recent monthly addition and prior to the current monthly addition and has a market capitalization higher than 80% of the existing Index components as of the monthly addition date. The Index is rebalanced quarterly in March, June, September and December, and during any month when an extraordinary addition is made. Component changes resulting from reconstitutions or rebalances become effective at the market open on the trading day following the second Friday in each review month or any month when an extraordinary addition is made.
As of the date of this Prospectus, a significant percentage of the Index was comprised of companies in the Entertainment Industry, though this may change from time to time.
The Fund’s Investment Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in companies that are economically tied to the Video Games Industry. For purposes of the foregoing policy, a company is considered economically tied to the Video Games Industry if it earns a significant amount of its revenue from video games and is classified by CTA as a company within the Developer/Publisher Sector.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund generally will invest in all of the component securities of the Index in approximately the same proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when Exchange Traded Concepts, LLC (the “Sub-Adviser”), the Fund’s sub-adviser, believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	V. Principal Investment Risks ChangeOn the Effective Date, in the “Principal Investment Risks” sections of the Fund’s Summary Prospectus and Prospectus, the sub-risk titled “Risks Related to Investing in China.” under “Geographic Investment Risk” is deleted in its entirety and replaced with the following risk disclosure.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risks Relating to Investing in Asia. Although many Asian economies have experienced growth and development in recent years there is no assurance that this growth will continue. Other Asian economies, however, have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic events in any one country can have a significant economic effect on the entire Asian region as well as on major trading partners outside Asia. Many Asian countries are subject to political risk, including corruption and conflict with neighboring Asian and non-Asian countries. For instance, the historical tensions between North Korea and South Korea, each of which has substantial military capabilities, present the risk of war and any outbreak of hostility between the two countries could adversely affect Asia as a whole. In addition, in recent years, certain Asian nations have developed strained relations with the United States and, if these relations worsen, they could affect international trade. In addition, many Asian countries are prone to natural disasters such as earthquakes and tsunamis, and the Fund’s investments in Asian issuers may be more likely to be affected by such events than its investments in other geographic regions. Any changes or trends in these economic, political and social factors could have a significant impact on Asian economies overall and may negatively affect the Fund’s investments. Moreover, the Fund may be more volatile than a geographically diversified equity fund.
Supplement Closing	ck0001683471_SupplementClosing	Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.
Roundhill Video Games ETF | Roundhill Video Games ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NERD